Stock options (Tables)	12 Months Ended
Dec. 31, 2022
Stock Options
The following table reflects the continuity of stock options as of December 31, 2022 and December 31, 2021:

The following table reflects the continuity of stock options as of December 31, 2022 and December 31, 2021:

	December 31, 2022		December 31, 2021
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Beginning balance	3,923,491	$3.35	2,734,073	$1.61
Granted	1,772,909	2.56	1,598,905	6.17
Exercised	(760,938)	(0.44)	(363,176)	(2.16)
Forfeited	(993,480)	(3.73)	(46,311)	(7.28)
Ending balance	3,941,982	$3.46	3,923,491	$3.35
Exercisable	1,972,929	$3.10	2,668,573	$1.71

The Company has the following stock options outstanding as of December 31, 2022:

The Company has the following stock options outstanding as of December 31, 2022:

Expiry date	Number of stock options outstanding	Exercise price	Number of stock options exercisable	Weighted average remaining life (years)

November 14, 2023	13,187	2.37	13,187	0.87
March 29, 2024	200,450	2.37	200,450	1.24
August 27, 2024	868,750	2.40	868,750	1.66
December 9, 2025	643,983	3.20	486,136	2.94
January 1, 2026	593,087	8.75	201,906	3.01
February 16, 2027	122,608	1.13	-	4.13
April 20, 2027	1,220,583	2.75	-	4.30
November 27, 2027	89,334	1.13	12,500	4.88
December 12, 2028	190,000	1.00	190,000	5.95
	3,941,982	3.46	1,972,929	3.22